CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Total Revenues	$ 8,039,448	$ 13,641,315
COST OF REVENUES:
Total Cost of Revenues	5,253,055	7,159,877
GROSS PROFIT	2,786,393	6,481,438
OPERATING EXPENSES:
Sales & marketing	717,809	950,962
Engineering	1,358,925	1,254,235
Research and development	1,022,188	1,479,334
Administration	5,011,913	3,987,941
AI technologies	1,309,986	1,215,488
Total Operating Expenses	9,420,821	8,887,960
LOSS FROM OPERATIONS	(6,634,428)	(2,406,522)
OTHER INCOME (EXPENSES):
Interest expense	(150,137)	(69,322)
Other income, net	37,130	4,962
Total Other Income (Expenses)	(113,007)	(64,360)
NET LOSS	$ (6,747,435)	$ (2,470,882)
Basic & Diluted Net Loss Per Share	$ (2.03)	$ (1.39)
Weighted Average Shares-Basic & Diluted	3,320,193	1,781,704
Technology systems [Member]
REVENUES:
Total Revenues	$ 4,956,130	$ 11,963,438
COST OF REVENUES:
Total Cost of Revenues	3,665,493	6,510,658
Technical support [Member]
REVENUES:
Total Revenues	1,801,043	1,377,459
COST OF REVENUES:
Total Cost of Revenues	1,109,741	528,966
Consulting services [Member]
REVENUES:
Total Revenues	273,604	300,418
COST OF REVENUES:
Total Cost of Revenues	117,004	120,253
AI technologies [Member]
REVENUES:
Total Revenues	1,008,671
COST OF REVENUES:
Total Cost of Revenues	$ 360,817